Derivative Instruments	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
Derivative Instruments
Interest rate swaps

The Company uses interest rate swaps in accordance with its overall risk management policies. The Company enters into interest rate swap agreements which exchange a receipt of floating interest for a payment of fixed interest to reduce the Company’s exposure to interest rate variability on its outstanding floating-rate debt. The Company has not designated, for accounting purposes, its interest rate swaps as cash flow hedges of its U.S. Dollar denominated LIBOR borrowings.

In February 2016, in connection with the Company’s new long-term debt facility, the Company entered into nine interest rate swaps. Four of the interest rate swaps commenced and are scheduled to terminate in October 2016 and December 2020, respectively, and have notional amounts of $50.0 million each with fixed rates of 1.462%. The remaining five interest rate swaps commenced in the first quarter of 2016 and are scheduled to terminate in January 2021, of which one swap has a notional amount of $75.0 million, one swap has a notional amount of $50.0 million, and three swaps have notional amounts of $25.0 million each with fixed rates of 1.549%, 1.155% and 1.549%, respectively.

As at December 31, 2016, the Company was committed to the following interest rate swap agreements:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Asset (Liability) $	Remaining Term (years)	Fixed Interest Rate (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps	LIBOR	200,000	397	4.0	1.46%
U.S. Dollar-denominated interest rate swaps	LIBOR	150,000	1,479	4.0	1.55%
U.S. Dollar-denominated interest rate swaps	LIBOR	50,000	1,267	4.0	1.16%

(1)	Excludes the margin the Company pays on its variable-rate debt, which, as of December 31, 2016 ranged from 0.30% to 2.00%.

The Company is potentially exposed to credit loss in the event of non-performance by the counterparty to the interest rate swap agreements in the event that the fair value results in an asset being recorded. In order to minimize counterparty risk, the Company only enters into interest rate swap agreements with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time transactions are entered into.

Stock purchase warrant

The Company has one stock purchase warrant entitling it to purchase up to 750,000 shares of common stock of TIL at a fixed price of $10 per share. Alternatively, if the shares of TIL’s common stock trade on a National Stock Exchange or over-the-counter market denominated in Norwegian Kroner, the Company may also exercise the stock purchase warrant at 61.67 Norwegian Kroner (or NOK) per share. The stock purchase warrant expires on January 23, 2019. For purposes of vesting, the stock purchase warrant is divided into four equally sized tranches. If the shares of TIL’s common stock trade on a National Stock Exchange or over-the-counter market denominated in Norwegian Kroner, each tranche will vest and become exercisable when and if the fair market value of a share of the TIL common stock equals or exceeds $77.08 NOK, $92.50 NOK, $107.91 NOK and $123.33 NOK, respectively, for such tranche for any 10 consecutive trading days, subject to certain trading value requirements. As at December 31, 2016, the first two tranches have vested.

Time-charter swap

Effective June 1, 2016, the Company entered into a time-charter swap agreement for 55% of two Aframax equivalent vessels. Under such agreement, the Company will receive $27,776 per day, less a 1.25% brokerage commission, and pay 55% of the net revenue distribution of two Aframax equivalent vessels employed in the Company’s Aframax revenue sharing pooling arrangement, less $500 per day, for a period of 11 months plus an additional two months at the counterparty’s option. The purpose of the agreement is to reduce the Company’s exposure to spot tanker market rate variability for certain of its vessels that are employed in the Aframax revenue sharing pooling arrangement. The Company has not designated, for accounting purposes, the time-charter swap as a cash flow hedge.

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Current portion of derivative asset $	Derivative assets $	Accrued liabilities $	Current portion of derivative liabilities $	Derivative liabilities $
As at December 31, 2016
Interest rate swap agreements	—	4,251	(254)	(1,108)	—
Stock purchase warrant	—	287	—	—	—
Time-charter swap agreement	875	—	(667)	—	—
	875	4,538	(921)	(1,108)	—

As at December 31, 2015
Interest rate swap agreements	—	—	(2,359)	(6,330)	(4,208)
Stock purchase warrant	—	5,164	—	—	—
Time-charter swap agreement	—	—	—	—	—
	—	5,164	(2,359)	(6,330)	(4,208)

Realized and unrealized (losses) gains relating to interest rate swaps, stock purchase warrant and the time-charter swap are recognized in earnings and reported in realized and unrealized loss on derivative instruments in the Company’s consolidated statements of income as follows:

	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $	Year Ended December 31, 2014 $
Realized (losses) gains relating to:
Interest rate swaps agreements	(12,797)	(9,790)	(9,993)
Time-charter swap agreement	2,154	—	—
	(10,643)	(9,790)	(9,993)

Unrealized gains (losses) relating to:
Interest rate swaps agreements	13,681	7,686	7,044
Stock purchase warrant	(4,877)	507	1,237
Time-charter swap agreement	875	—	—
	9,679	8,193	8,281
Total realized and unrealized loss on derivatives	(964)	(1,597)	(1,712)